Description of Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Business Description And Basis Of Presentation [Abstract]
Description of Business and Basis of Presentation
1.	Description of Business and Basis of Presentation
Description of Business
Ambrx Biopharma Inc. (Ambrx or the Company) is a clinical-stage biologics company focused on discovering and developing a novel class of engineered precision biologics using its proprietary expanded genetic code technology platform that allows it to incorporate, in a site-specific manner, synthetic amino acids into proteins within living cells.
Ambrx commenced its operations in the United States in January 2003 when Ambrx Inc. (Ambrx US), was incorporated in Delaware. In May 2015, Ambrx incorporated under the laws of the Cayman Islands and has become the ultimate holding company (Ambrx Cayman) through a series of transactions. As of the date of these condensed consolidated financial statements, Ambrx Cayman owned 100% of Ambrx US, a company incorporated in Delaware; Shanghai Ambrx Biopharma Company Limited, a company incorporated in China (Ambrx Shanghai); and Biolaxy Pharmaceutical Hong Kong Limited, a company incorporated in Hong Kong (Ambrx HK). Ambrx US, based in San Diego, California, owned 100% of Ambrx Australia Pty Limited, a company incorporated in Australia (Ambrx AU).
Basis of Presentation and Principles of Consolidation
The condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). The Company’s condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation. The Company’s operating currency is the U.S. dollar.
Unaudited Interim Financial Information
The interim condensed consolidated financial statements are unaudited. These unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. GAAP and following the requirements of the United States Securities and Exchange Commission (the SEC) for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by U.S. GAAP can be condensed or omitted. In management’s opinion, the unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments, which include only normal recurring adjustments, necessary for the fair presentation of the Company’s financial position, its results of operations, equity activities and its cash flows for the periods presented. These statements do not include all disclosures required by U.S. GAAP and should be read in conjunction with the Company’s audited consolidated financial statements and notes for the fiscal year ended December 31, 2022, contained in the Company’s Annual Report on Form
10-K
filed by the Company with the SEC on March 30, 2023 (the Annual Report). The results for the three and six months ended June 30, 2023, are not necessarily indicative of the results expected for the full fiscal year or any other future interim or annual period.
Liquidity and Capital Resources
The Company has incurred net operating losses and negative cash flows from operations since its incorporation in 2015 and had an accumulated deficit of $324.8 million as of June 30, 2023. As of June 30, 2023, the Company had cash, cash equivalents and marketable debt securities, available-for-sale
(MDS) of $235.1 million. Management believes its existing financial resources are sufficient to continue operating activities for at least

12 months past the issuance date of these condensed consolidated financial statements. Future capital requirements will depend on many factors, including the timing and extent of spending on research and development (R&D) activities and market acceptance of the Company’s products, if approved.
Until such time the Company can generate significant revenue from product sales, if ever, the Company expects to finance its operations through public or private equity or debt financings or other capital sources, which may include strategic collaborations or other arrangements with third parties. However, the Company may be unable to raise additional funds or enter into such other agreements or arrangements when needed on favorable terms, or at all. If the Company is unable to raise capital or enter into such agreements as and when needed, the Company may have to significantly delay, scale back or discontinue the development or commercialization of one or more of its product candidates. Insufficient liquidity may also require the Company to relinquish rights to product candidates at an earlier stage of development or on less favorable terms than the Company would otherwise choose. The Company’s ability to raise additional funds may be adversely impacted by potential worsening global macroeconomic and geopolitical conditions and disruptions to, and volatility in, the credit and financial markets in the United States and worldwide, including from the
COVID-19
pandemic and related variants, the ongoing conflict between Ukraine and Russia and recent disruption in access to bank deposits and lending commitments due to bank failures.

1.	Description of Business and Basis of Presentation
Description of Business
Ambrx Biopharma Inc. (Ambrx or the Company) is a clinical-stage biologics company focused on discovering and developing a novel class of engineered precision biologics using its proprietary expanded genetic code technology platform that allows it to incorporate, in a site-specific manner, synthetic amino acids into proteins within living cells.
Ambrx commenced its operations in the United States in January 2003 when Ambrx Inc. (Ambrx US), was incorporated in Delaware. In May 2015, Ambrx incorporated under the laws of the Cayman Islands and has become the ultimate holding company (Ambrx Cayman) through a series of transactions. As of the date of these consolidated financial statements, the Company owned 100% of Shanghai Ambrx Biopharma Company Limited (Ambrx Shanghai) (see Reorganization discussion below) and Biolaxy Pharmaceutical Hong Kong Limited, a company incorporated in Hong Kong (Ambrx HK). Ambrx HK owned 100% of Ambrx US, and Ambrx US owned 100% of Ambrx Australia Pty Limited, a company incorporated in Australia (Ambrx AU). Ambrx US is based in San Diego, California.
Prior to Ambrx Shanghai becoming a wholly owned subsidiary (see Reorganization discussion below), the Company had recognized redeemable noncontrolling interests in its consolidated financial statements for the 11% it did not directly own. As of June 30, 2021, the Company no longer recognizes redeemable noncontrolling interests in its consolidated financial statements.
Reorganization
During the second quarter of 2021, the Company completed a reorganization of its corporate structure (the Reorganization). The Reorganization primarily related to the Company’s redeemable noncontrolling interests (RNCI), which represented the approximately 11% equity interest in the Company’s subsidiary, Ambrx Shanghai, that was not attributable, either directly or indirectly, to the Company, and was recognized separately from the Company’s controlling interest within its consolidated financial statements.
In April 2021, the Company purchased all outstanding shares of Ambrx HK from Ambrx Shanghai for an aggregate purchase price of $190.0 million, through the issuance of a promissory note to Ambrx Shanghai by Ambrx for the purchase price. As a result of these common control transactions, Ambrx Shanghai and Ambrx HK both became wholly owned subsidiaries of Ambrx in April 2021. This promissory note was settled in the first quarter of 2022, through the payment of $24.0 million in cash by Ambrx to Ambrx Shanghai and a capital reduction in Ambrx Shanghai of $166.0 million (the Capital Reduction). To effect the Capital Reduction in Ambrx Shanghai and to comply with regulatory requirements in the People’s Republic of China, the Company borrowed $166.0 million in the form of a short-term bridge loan from a financial institution incurring approximately $1.0 million in fees and interest and repaid the loan with the proceeds from the Capital Reduction.
In connection with the Reorganization, the Company and the approximately 11% minority shareholders of Ambrx Shanghai (the Shanghai Shareholders) signed the Reorganization agreements dated March 23, 2021, as amended in April 2021. During the second quarter of 2021, in accordance with the Reorganization agreements, the Company (a) paid the Shanghai Shareholders an aggregate of approximately $21.0 million for the purchase of the RNCI, and (b) sold to certain of the Shanghai Shareholders an aggregate of 2,004,879 ordinary shares for aggregate gross proceeds of approximately $2.1 million.
Prior to the execution of the Reorganization agreements, the Company’s RNCI was classified outside of permanent equity because, upon certain contingent events that were not solely within the Company’s control, it may have been required to purchase the RNCI. Through December 31, 2020, the Company did not adjust the carrying value of the RNCI to its redemption value since a certain contingent event was not probable of occurrence. Through March 31, 2021, revenues, expenses, gains, losses, net loss and other comprehensive loss were reported in the financial statements at the consolidated amounts, which included the amounts attributable to both the controlling and redeemable noncontrolling interests.
Upon execution of the Reorganization agreements, the Company’s RNCI became mandatorily redeemable as the Company became contractually obligated to purchase the RNCI. Therefore, the Company reclassified the RNCI from outside of permanent equity to a current liability upon which the RNCI was no longer subject to allocation of losses or other comprehensive losses. The Company identified two forward contracts embedded within the RNCI (the Forward Contracts). The first forward contract is the forward purchase contract for the Company to purchase all the RNCI from the Shanghai Shareholders for a fixed price of $36.7 million (the Forward Purchase Contract), and the second forward contract is the forward sale contract for the Company to sell a fixed number of ordinary shares to the Shanghai Shareholders for a fixed price of $36.0 million (the Forward Sale Contract).
The Forward Contracts were determined to be embedded in the Company’s RNCI (the Combined RNCI). Upon the execution of the Reorganization agreements, the Combined RNCI was reclassified from temporary equity to a current liability at fair value of $43.4 million in the Company’s consolidated balance sheets. The initial fair value of the Combined RNCI was determined using level three inputs of the fair value hierarchy including equity value of the Company determined using combinations of income and market approaches and estimated expiration term. Subsequent changes in fair value of the Combined RNCI were recorded as a component of other income (expense), net, in the consolidated statements of operations and comprehensive loss until the liability was fully settled in June 2021.
In April 2021, the Company and the Shanghai Shareholders amended the Reorganization agreements to reduce the purchase price of both the Forward Purchase Contract and the Forward Sale Contract by $15.7 million (the Amendment). The Amendment resulted in a $0.3 million decrease in the fair value of the Combined RNCI liability.
During the year ended December 31, 2021, the Company recorded a $3.9 million loss due to a changes in fair value associated with the Combined RNCI. Upon the $21.0 million cash settlement of the RNCI during the second quarter of 2021, the Forward Sale Contract was determined to meet the scope exception in
ASC 815-10
 –
Derivatives and Hedging
for equity classification and was determined to be an equity classified freestanding financial instrument in accordance with ASC Topic 480,
 Distinguishing Liabilities from Equity
. Accordingly, the Company reclassified the fair value associated with the Forward Sale Contract of $26.3 million to additional paid-in-capital
in the consolidated balance sheets.
Initial Public Offering
In June 2021, the Company completed its initial public offering (the IPO) of 7,000,000 American Depositary Shares (ADSs) at an offering price of $18.00 per ADS. Each ADS represents seven ordinary shares of the Company. Net proceeds from the IPO were approximately $113.2 million, net of underwriting discounts and commissions of $8.8 million and offering-related transaction costs, including direct legal, accounting and other professional fees incurred of approximately $4.0 million. In connection with the IPO, the Company’s outstanding convertible preferred shares were automatically converted into 193,511,558 ordinary shares and were reclassified into permanent shareholders’ equity. Following the IPO, there were no convertible preferred shares outstanding.
In July 2021, the underwriters exercised their overallotment option to purchase 892,831 ADSs at the initial offering price of $18.00 per ADS for net proceeds to the Company of $14.9 million after underwriting discounts and commissions.
Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). The Company’s consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation. The Company’s operating currency is the U.S. dollar. Prior to June 30, 2021, in general, the functional currency of the Company’s subsidiaries was the U.S. dollar; however, for Ambrx Shanghai the functional currency was the local currency. Consequently, through June 30, 2021, assets and liabilities for Ambrx Shanghai were translated into U.S. dollars, and the effects of foreign currency translation adjustments were included as a component of accumulated other comprehensive loss within the Company’s consolidated statements of changes in redeemable noncontrolling interests, convertible preferred shares and shareholders’ (deficit) equity. Effective July 1, 2021, the functional currency for all the Company’s subsidiaries is the U.S. dollar. As such, the Company no longer recognizes currency translation adjustments as a component of accumulated other comprehensive loss, rather all adjustments are recorded in other income (expense), net, in the consolidated statements of operations and comprehensive loss.
Liquidity and Capital Resources
The Company has incurred net operating losses and negative cash flows from operations since its incorporation in 2015 and had an accumulated deficit of $291.6 million as of December 31, 2022. As of December 31, 2022, the Company had cash, cash equivalents and marketable debt securities, available-for-sale (MDS)
of $101.3 million, of which $16.8 million are
non-current
MDS. Management believes its existing financial resources are sufficient to continue operating activities for at least 12 months past the issuance date of these consolidated financial statements. Future capital requirements will depend on many factors, including the timing and extent of spending on research and development (R&D) activities and market acceptance of the Company’s products, if approved.
Until such time the Company can generate significant revenue from product sales, if ever, the Company expects to finance its operations through public or private equity or debt financings or other capital sources, which may include strategic collaborations or other arrangements with third parties. However, the Company may be unable to raise additional funds or enter into such other agreements or arrangements when needed on favorable terms, or at all. If the Company is unable to raise capital or enter into such agreements as and when needed, the Company may have to significantly delay, scale back or discontinue the development or commercialization of one or more of its product candidates. Insufficient liquidity may also require the Company to relinquish rights to product candidates at an earlier stage of development or on less favorable terms than the Company would otherwise choose. The Company’s ability to raise additional funds may be adversely impacted by potential worsening global macroeconomic and geopolitical conditions and disruptions to, and volatility in, the credit and financial markets in the United States and worldwide, including from the ongoing
COVID-19
pandemic and related variants, the ongoing conflict between Ukraine and Russia and recent disruption in access to bank deposits and lending commitments due to bank failures.